UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2014

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 4.8%
Honeywell International, Inc.	1,240,450	$115,510,704
Precision Castparts Corp.	418,816	99,209,134
United Technologies Corp.	1,225,097	129,370,243

		$344,090,081
Alcoholic Beverages - 1.8%
Diageo PLC	1,820,207	$52,629,420
Pernod Ricard S.A.	691,853	78,197,464

		$130,826,884
Apparel Manufacturers - 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	370,531	$60,063,410
NIKE, Inc., “B”	555,826	49,579,679
VF Corp.	956,764	63,175,127

		$172,818,216
Automotive - 0.4%
Delphi Automotive PLC	486,450	$29,838,843

Broadcasting - 5.0%
Time Warner, Inc.	1,526,335	$114,795,655
Twenty-First Century Fox, Inc.	2,458,420	84,299,222
Walt Disney Co.	1,773,380	157,884,021

		$356,978,898
Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	354,279	$116,316,881
Franklin Resources, Inc.	473,062	25,833,916
NASDAQ OMX Group, Inc.	1,508,666	63,997,612

		$206,148,409
Business Services - 4.1%
Accenture PLC, “A”	1,276,487	$103,803,923
Cognizant Technology Solutions Corp., “A” (a)	2,152,884	96,384,617
Fidelity National Information Services, Inc.	1,653,682	93,102,297

		$293,290,837
Cable TV - 1.7%
Comcast Corp., “A”	2,205,634	$118,618,996

Computer Software - 1.8%
Citrix Systems, Inc. (a)	803,010	$57,286,733
Oracle Corp.	1,813,502	69,420,857

		$126,707,590
Computer Software - Systems - 4.2%
Apple, Inc.	759,152	$76,484,564
EMC Corp.	5,444,780	159,314,263
Hewlett-Packard Co.	1,864,294	66,126,508

		$301,925,335
Construction - 1.0%
Sherwin-Williams Co.	319,094	$69,878,395

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 3.6%
Colgate-Palmolive Co.	891,825	$58,164,826
Newell Rubbermaid, Inc.	1,617,107	55,644,652
Procter & Gamble Co.	1,715,436	143,650,611

		$257,460,089
Containers - 0.9%
Crown Holdings, Inc. (a)	1,524,342	$67,863,706

Electrical Equipment - 3.7%
Danaher Corp.	2,453,083	$186,385,246
W.W. Grainger, Inc.	311,648	78,426,219

		$264,811,465
Electronics - 2.8%
Altera Corp.	2,314,680	$82,819,250
Microchip Technology, Inc.	2,434,040	114,959,709

		$197,778,959
Energy - Independent - 3.6%
EOG Resources, Inc.	974,443	$96,489,346
Noble Energy, Inc.	1,311,592	89,660,429
Occidental Petroleum Corp.	716,460	68,887,629

		$255,037,404
Engineering - Construction - 0.7%
Fluor Corp.	757,920	$50,621,477

Food & Beverages - 2.6%
General Mills, Inc.	550,020	$27,748,509
Groupe Danone	1,141,544	76,209,625
Mondelez International, Inc.	2,317,620	79,413,249

		$183,371,383
General Merchandise - 2.0%
Kohl’s Corp.	1,208,450	$73,751,704
Target Corp.	1,111,158	69,647,383

		$143,399,087
Insurance - 0.8%
ACE Ltd.	553,873	$58,084,662

Internet - 3.2%
Google, Inc., “A” (a)	209,574	$123,315,437
Google, Inc., “C” (a)	177,779	102,642,483

		$225,957,920
Major Banks - 10.0%
Bank of America Corp.	5,588,310	$95,280,686
Goldman Sachs Group, Inc.	777,560	142,736,689
JPMorgan Chase & Co.	3,559,010	214,394,762
Morgan Stanley	1,792,810	61,977,442
State Street Corp.	588,720	43,335,679
Wells Fargo & Co.	2,899,856	150,415,531

		$708,140,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.8%
McKesson Corp.	283,278	$55,145,728

Medical Equipment - 5.1%
Abbott Laboratories	1,524,223	$63,392,435
Covidien PLC	885,586	76,612,045
St. Jude Medical, Inc.	690,320	41,508,942
Stryker Corp.	728,836	58,853,507
Thermo Fisher Scientific, Inc.	1,007,068	122,560,176

		$362,927,105
Oil Services - 3.5%
Cameron International Corp. (a)	1,182,580	$78,499,660
National Oilwell Varco, Inc.	770,630	58,644,943
Schlumberger Ltd.	1,096,871	111,540,812

		$248,685,415
Other Banks & Diversified Financials - 5.3%
American Express Co.	1,418,724	$124,195,099
MasterCard, Inc., “A”	1,318,810	97,486,435
Visa, Inc., “A”	722,289	154,114,804

		$375,796,338
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	1,162,677	$59,505,809
Endo International PLC (a)	892,100	60,966,114
Johnson & Johnson	1,497,308	159,598,060
Pfizer, Inc.	4,380,532	129,532,331
Valeant Pharmaceuticals International, Inc. (a)	788,260	103,419,712

		$513,022,026
Railroad & Shipping - 1.4%
Canadian National Railway Co.	1,437,430	$102,000,033

Restaurants - 1.2%
McDonald’s Corp.	866,291	$82,133,050

Specialty Chemicals - 2.9%
FMC Corp.	361,868	$20,695,231
Linde AG	289,663	55,665,445
Praxair, Inc.	463,374	59,775,246
W.R. Grace & Co. (a)	753,169	68,493,189

		$204,629,111
Specialty Stores - 2.8%
Bed Bath & Beyond, Inc. (a)	1,279,286	$84,215,397
L Brands, Inc.	806,012	53,986,684
Ross Stores, Inc.	803,452	60,724,902

		$198,926,983
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT	1,342,220	$125,672,059

Trucking - 0.8%
United Parcel Service, Inc., “B”	565,860	$55,618,379

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.6%
American Electric Power Co., Inc.	915,280	$47,786,769
CMS Energy Corp.	2,179,850	64,654,351

		$112,441,120
Total Common Stocks		$7,000,646,772

Convertible Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
Exelon Corp., 6.5%	370,851	$18,839,231

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	88,621,228	$88,621,228
Total Investments		$7,108,107,231

Other Assets, Less Liabilities - 0.1%		4,694,393
Net Assets - 100.0%		$7,112,801,624

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,491,300,894	$—	$—	$6,491,300,894
France	—	214,470,499	—	214,470,499
Canada	205,419,745	—	—	205,419,745
Germany	55,665,445	—	—	55,665,445
United Kingdom	—	52,629,420	—	52,629,420
Mutual Funds	88,621,228	—	—	88,621,228
Total Investments	$6,841,007,312	$267,099,919	$—	$7,108,107,231

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $267,099,919 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,072,720,066
Gross unrealized appreciation	2,053,444,518
Gross unrealized depreciation	(18,057,353)
Net unrealized appreciation (depreciation)	$2,035,387,165

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,898	468,090,739	(379,475,409)	88,621,228

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$56,377	$88,621,228

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.